Income Per Share Attributable to Equity Holders of the Company (Tables)	6 Months Ended
Sep. 30, 2025
Income Per Share Attributable to Equity Holders of the Company [Abstract]
Schedule of Potentially Dilutive Ordinary Shares

The Company had no potentially dilutive ordinary shares in issue during the period.

	For the six months ended September 30
	2025	2024
	(Unaudited)	(Unaudited)
Basic (Loss) Income Per Share Numerator
(Loss)/income for the period attributable to owners of the Company	$(2,879,190)	$6,120,248

Diluted (Loss) Income Per Share Numerator
(Loss)/income for the period attributable to owners of the Company	$(2,879,190)	$6,120,248

Basic (Loss) Income Per Share Denominator
Original shares:	39,498,371	37,248,371
Additions from actual events:
- Issuance of common stock, weighted	1,929,912	797,390
Basic weighted average shares outstanding	41,428,283	38,045,761

Diluted (Loss) Income Per Share Denominator
Diluted Weighted Average Shares Outstanding:	41,428,283	38,045,761

(Loss) Income Per Share
- Basic and diluted	$(0.07)	$0.16
Weighted Average Shares Outstanding
- Basic and diluted	41,428,283	38,045,761